Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0000352960
Registrant Name	SWEDISH EXPORT CREDIT CORP /SWED/
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES